Securities - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,548	$ 12,904	$ 11,611
FVOCI Securities	67,434	68,668	62,440
Amortized cost	15,024	$ 7,881	6,485
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,830		2,828
Designated at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	10,718		8,783
Allowance for credit losses on securities [member]
Disclosure of financial assets [line items]
FVOCI Securities	3		2
Amortized cost	$ 1		$ 1